Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020
Disclosure Of Income Taxes [line items]
Profit/(loss) before tax		$ 9,524	$ 8,463	$ 2,080	[1]
Deduct share of results of associates		299	248	156	[1]
Deduct exceptional share of results of associates		(1,143)
Profit before tax and before share of results of associates		10,369	8,215	1,924	[1]
Adjustments to the tax basis
Government incentives		(713)	(543)	(428)	[1]
Non-deductible/(non-taxable) mark-to-market on derivatives		(606)	48	2,219	[1]
Non-deductible impairment of goodwill	[1]			2,500
Other expenses not deductible for tax purposes		1,590	1,979	1,512	[1]
Other non-taxable income		(576)	(476)	(250)	[1]
Adjusted tax basis		$ 10,065	$ 9,223	$ 7,477	[1]
Aggregate weighted nominal tax rate		26.70%	26.70%	27.70%	[1]
Tax at aggregated nominal tax rate		$ (2,691)	$ (2,463)	$ (2,069)	[1]
Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)		(128)	(284)	(324)	[1]
(Underprovided)/overprovided in prior years		157	159	119	[1]
Deductions from interest on equity		790	469	431	[1]
Deductions from goodwill and other tax deductions		473	226	234	[1]
Change in tax rate		48	(147)	61	[1]
Withholding taxes		(436)	(485)	(423)	[1]
Other tax adjustments		(140)	175	39	[1]
Total tax expense		$ (1,928)	$ (2,350)	$ (1,932)	[1]
Effective tax rate		18.60%	28.60%	100.40%	[1]

[1]	Amended to conform to 2022 presentation.